CONVERTIBLE NOTE (Tables)	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Schedule of Amortized Cost of Convertible Note

The amortized cost of the Convertible Note as of December 31, 2025 consisted of the following:

As of December 31,
2025
Convertible Note Principal- Issued in December, 2025	$2,000,000
Convertible Note Interest Adjustment	(186,754)
Total	$1,813,246